ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 17.3%

Debt Fund – 17.3%
AdvisorShares North Square McKee Core Reserves ETF†
(Cost $9,862,980)	100,000	$9,723,000

MONEY MARKET FUND – 80.4%
STIT - Government & Agency Portfolio, Institutional Class, 2.88%(a)(b)
(Cost $45,249,431)	45,249,431	45,249,431

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $55,112,411)		54,972,431

Securities Sold, Not Yet Purchased – (90.2)%(c)

WARRANT – (0.6)%

Oil & Gas – (0.6)%
Occidental Petroleum Corp., 08/03/27*	(8,342)	(330,510)

COMMON STOCKS – (89.6)%

Aerospace/Defense – (0.8)%
Spirit AeroSystems Holdings, Inc., Class A	(21,091)	(462,315)

Airlines – (0.7)%
JetBlue Airways Corp.*	(62,739)	(415,960)

Apparel – (3.7)%
Hanesbrands, Inc.	(58,147)	(404,703)
NIKE, Inc., Class B	(5,580)	(463,810)
PVH Corp.	(8,929)	(400,019)
Under Armour, Inc., Class C*	(75,076)	(447,453)
VF Corp.	(12,763)	(381,741)
Total Apparel		(2,097,726)

Auto Manufacturers – (0.9)%
General Motors Co.	(16,571)	(531,763)

Auto Parts & Equipment – (0.8)%
Dana, Inc.	(41,353)	(472,665)

Banks – (2.6)%
PacWest Bancorp	(20,699)	(467,797)
Signature Bank	(3,157)	(476,707)
SVB Financial Group*	(1,525)	(512,065)
Total Banks		(1,456,569)

Biotechnology – (3.5)%
Bluebird Bio, Inc.*	(148,597)	(940,619)
Illumina, Inc.*	(3,045)	(580,956)
Nektar Therapeutics*	(146,172)	(467,750)
Total Biotechnology		(1,989,325)

Building Materials – (1.7)%
Fortune Brands Home & Security, Inc.	(8,981)	(482,190)
JELD-WEN Holding, Inc.*	(53,480)	(467,950)
Total Building Materials		(950,140)

Chemicals – (0.9)%
Celanese Corp.	(5,442)	(491,630)

Commercial Services – (7.9)%
2U, Inc.*	(74,719)	(466,994)
Block, Inc.*	(9,786)	(538,132)
Bright Horizons Family Solutions, Inc.*	(7,867)	(453,533)
Cimpress PLC (Ireland)*	(21,705)	(531,338)
Euronet Worldwide, Inc.*	(6,919)	(524,184)
MarketAxess Holdings, Inc.	(2,238)	(497,933)
PayPal Holdings, Inc.*	(6,705)	(577,099)
Sabre Corp.*	(95,536)	(492,010)
WW International, Inc.*	(94,657)	(372,002)
Total Commercial Services		(4,453,225)

Diversified Financial Services – (2.7)%
Bread Financial Holdings, Inc.	(17,152)	(539,430)
LendingTree, Inc.*	(18,911)	(451,216)
T. Rowe Price Group, Inc.	(4,747)	(498,483)
Total Diversified Financial Services		(1,489,129)

Electrical Components & Equipment – (0.8)%
Universal Display Corp.	(4,557)	(429,953)

Electronics – (0.9)%
Garmin Ltd.	(6,258)	(502,580)

Entertainment – (0.9)%
Six Flags Entertainment Corp.*	(28,067)	(496,786)

Food – (1.0)%
Hain Celestial Group, Inc. (The)*	(32,704)	(552,043)

Hand/Machine Tools – (1.8)%
Kennametal, Inc.	(23,833)	(490,483)
Stanley Black & Decker, Inc.	(7,002)	(526,621)
Total Hand/Machine Tools		(1,017,104)

Healthcare - Products – (6.7)%
Align Technology, Inc.*	(2,265)	(469,104)
DENTSPLY SIRONA, Inc.	(15,963)	(452,551)
Exact Sciences Corp.*	(15,536)	(504,765)
IDEXX Laboratories, Inc.*	(1,726)	(562,331)
Intuitive Surgical, Inc.*	(2,949)	(552,760)
Masimo Corp.*	(4,814)	(679,544)
Teleflex, Inc.	(2,760)	(556,030)
Zimvie, Inc.*	(218)	(2,152)
Total Healthcare - Products		(3,779,237)

Healthcare - Services – (1.9)%
Charles River Laboratories International, Inc.*	(2,578)	(507,350)
Universal Health Services, Inc., Class B	(6,076)	(535,782)
Total Healthcare - Services		(1,043,132)

Housewares – (0.7)%
Scotts Miracle-Gro Co. (The)	(8,568)	(366,282)

Insurance – (1.0)%
Lincoln National Corp.	(13,204)	(579,788)

Internet – (7.8)%
Amazon.com, Inc.*	(5,140)	(580,820)
eBay, Inc.	(13,164)	(484,567)
Expedia Group, Inc.*	(5,984)	(560,641)
Meta Platforms, Inc., Class A*	(3,341)	(453,307)
Netflix, Inc.*	(3,167)	(745,638)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet (continued)
Snap, Inc., Class A*	(65,523)	$(643,436)
Wayfair, Inc., Class A*	(11,872)	(386,434)
Zillow Group, Inc., Class A*	(18,072)	(517,401)
Total Internet		(4,372,244)

Leisure Time – (1.7)%
Carnival Corp.*	(67,852)	(477,000)
Norwegian Cruise Line Holdings Ltd.*	(44,314)	(503,407)
Total Leisure Time		(980,407)

Lodging – (1.1)%
Wynn Resorts Ltd.*	(9,491)	(598,218)

Machinery - Diversified – (1.9)%
Cognex Corp.	(13,337)	(552,819)
Enovis Corp.*	(11,520)	(530,726)
Total Machinery - Diversified		(1,083,545)

Media – (4.1)%
Altice USA, Inc., Class A*	(69,338)	(404,241)
Charter Communications, Inc., Class A*	(1,218)	(369,480)
DISH Network Corp., Class A*	(37,698)	(521,363)
Walt Disney Co. (The)*	(4,757)	(448,728)
Warner Bros Discovery, Inc.*	(49,063)	(564,224)
Total Media		(2,308,036)

Mining – (2.1)%
Freeport-McMoRan, Inc.	(20,914)	(571,580)
Newmont Corp.	(14,210)	(597,246)
Total Mining		(1,168,826)

Miscellaneous Manufacturing – (0.9)%
General Electric Co.	(8,594)	(532,054)

Office/Business Equipment – (0.8)%
Zebra Technologies Corp., Class A*	(1,683)	(440,963)

Oil & Gas Services – (0.7)%
Core Laboratories NV	(29,939)	(403,578)

Packaging & Containers – (0.9)%
Ball Corp.	(10,540)	(509,293)

Pharmaceuticals – (2.0)%
Dexcom, Inc.*	(7,838)	(631,272)
Herbalife Nutrition Ltd.*	(25,509)	(507,374)
Organon & Co.	(190)	(4,446)
Total Pharmaceuticals		(1,143,092)

REITS – (5.9)%
Diversified Healthcare Trust	(297,699)	(294,752)
Douglas Emmett, Inc.	(30,089)	(539,496)
Hudson Pacific Properties, Inc.	(43,801)	(479,621)
Macerich Co. (The)	(65,307)	(518,537)
Service Properties Trust	(81,415)	(422,544)
SL Green Realty Corp.	(13,418)	(538,867)
Vornado Realty Trust	(23,188)	(537,034)
Total REITS		(3,330,851)

Retail – (4.5)%
Best Buy Co., Inc.	(7,343)	(465,105)
Burlington Stores, Inc.*	(4,475)	(500,708)
Gap, Inc. (The)	(59,810)	(491,040)
Qurate Retail, Inc., Series A	(246,997)	(496,464)
Target Corp.	(3,933)	(583,618)
Total Retail		(2,536,935)

Semiconductors – (5.2)%
Intel Corp.	(20,078)	(517,410)
IPG Photonics Corp.*	(6,055)	(510,739)
MKS Instruments, Inc.	(5,550)	(458,652)
NVIDIA Corp.	(4,588)	(556,937)
Qorvo, Inc.*	(5,460)	(433,579)
Skyworks Solutions, Inc.	(5,234)	(446,303)
Total Semiconductors		(2,923,620)

Software – (6.3)%
Adobe, Inc.*	(1,580)	(434,816)
ANSYS, Inc.*	(2,425)	(537,623)
Guidewire Software, Inc.*	(8,049)	(495,657)
Pegasystems, Inc.	(13,494)	(433,697)
Salesforce, Inc.*	(3,455)	(496,967)
Take-Two Interactive Software, Inc.*	(4,956)	(540,204)
Workday, Inc., Class A*	(3,923)	(597,159)
Total Software		(3,536,123)

Telecommunications – (0.8)%
Viasat, Inc.*	(15,453)	(467,144)

Transportation – (1.0)%
XPO Logistics, Inc.*	(11,998)	(534,151)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(67,673,560)]		(50,776,942)

Total Investments – 7.5%
(Cost $(12,561,149))		4,195,489
Other Assets in Excess of Liabilities – 92.5%		52,076,723
Net Assets – 100.0%		$56,272,212

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2022.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of September 30, 2022 cash in the amount of $51,710,574 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,723,000	$-	$-	$9,723,000
Money Market Fund	45,249,431	-	-	45,249,431
Total	$54,972,431	$-	$-	$54,972,431

Liabilities	Level 1	Level 2	Level 3	Total
Warrant	$(330,510)	$-	$-	$(330,510)
Common Stocks	(50,446,432)	-	-	(50,446,432)
Total	$(50,776,942)	$-	$-	$(50,776,942)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2022	Value at 9/30/2022	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$9,738,000	$-	$-	$-	$(15,000)	100,000	$9,723,000	$41,468

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(0.8)%
Airlines	(0.7)
Apparel	(3.7)
Auto Manufacturers	(0.9)
Auto Parts & Equipment	(0.8)
Banks	(2.6)
Biotechnology	(3.5)
Building Materials	(1.7)
Chemicals	(0.9)
Commercial Services	(7.9)
Debt Fund	17.3
Diversified Financial Services	(2.7)
Electrical Components & Equipment	(0.8)
Electronics	(0.9)
Entertainment	(0.9)
Food	(1.0)
Hand/Machine Tools	(1.8)
Healthcare - Products	(6.7)
Healthcare - Services	(1.9)
Housewares	(0.7)
Insurance	(1.0)
Internet	(7.8)
Leisure Time	(1.7)
Lodging	(1.1)
Machinery - Diversified	(1.9)
Media	(4.1)
Mining	(2.1)
Miscellaneous Manufacturing	(0.9)
Office/Business Equipment	(0.8)
Oil & Gas	(0.6)
Oil & Gas Services	(0.7)
Packaging & Containers	(0.9)
Pharmaceuticals	(2.0)
REITS	(5.9)
Retail	(4.5)
Semiconductors	(5.2)
Software	(6.3)
Telecommunications	(0.8)
Transportation	(1.0)
Money Market Fund	80.4
Total Investments	7.5
Other Assets in Excess of Liabilities	92.5
Net Assets	100.0%